6. Deferred Revenue (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred revenue	$ 5,085,383	$ 3,106,608
Royalty Advance [Member]
Deferred revenue	2,000,000	$ 2,000,000
Distribution Rights [Member]
Deferred revenue	$ 1,489,583